Property and Equipment, Net (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 14,196.6	$ 13,196.1
Less: accumulated depreciation, depletion and amortization	(6,643.8)	(6,030.8)
Property and equipment, net	7,552.8	7,165.3
Other land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	425.4	401.3
Non-depletable landfill land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	165.6	162.2
Landfill equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,078.1	5,645.3
Less: accumulated depreciation, depletion and amortization	(2,723.0)	(2,437.4)
Vehicles and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6,211.8	5,834.1
Less: accumulated depreciation, depletion and amortization	(3,555.0)	(3,273.3)
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,098.6	1,002.3
Less: accumulated depreciation, depletion and amortization	(365.8)	(320.1)
Construction-in-progress - landfill [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	191.6	140.8
Construction-in-progress - other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 25.5	$ 10.1